Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 01, 2023	Dec. 02, 2022	Dec. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between (i) the “compensation actually paid” to our principal executive officer (“PEO”) and the average “compensation actually paid” to our non-PEO NEOs, as defined under SEC disclosure rules, and (ii) certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Committee evaluates compensation decisions.

	Summary Compensation Table Total for PEO (2) ($)	Compensation Actually Paid to PEO (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (2) ($)	Average Compensation Actually Paid to Non-PEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income (6) ($ millions)	Revenue (7) ($ millions)
Fiscal Year (1)					Total Shareholder Return ($)	Peer Group Total Shareholder Return (5) ($)

2023	44,932,578	127,736,069	14,676,314	36,600,586	128.39	145.87	5,428	19,409
2022	31,600,311	(95,281,472)	11,195,805	(8,498,241)	71.60	103.55	4,756	17,606
2021	36,128,725	104,746,141	15,706,649	14,597,781	129.24	126.30	4,822	15,785
_________________________
(1)    Mr. Narayen served as PEO for fiscal years 2023, 2022 and 2021. The Non-PEO NEOs for the applicable fiscal years were:
•2023: Messrs. Durn, Chakravarthy, Wadhwani and Belsky.
•2022: Messrs. Durn, Chakravarthy, Wadhwani and Belsky.
•2021: Messrs. Durn, Chakravarthy, Wadhwani, Murphy and Parasnis.
(2)    The amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year for Mr. Narayen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for the non-PEO NEOs reported for that applicable fiscal year.
(3)    To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with SEC disclosure rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our PEO and non-PEO NEOs during the applicable fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated using the same valuation methodologies used to calculate the grant date fair value of awards in accordance with FASB ASC Topic 718 for purposes of the Summary Compensation Table. See the section titled “Summary Compensation Table for Fiscal Years 2023, 2022 and 2021” for additional information. A reconciliation of the adjustments for our PEO compensation and for the average compensation of the non-PEO NEOs is set forth below:

	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	44,932,578	14,676,314	31,600,311	11,195,805	36,128,725	15,706,649
Deduct Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table	(40,077,295)	(12,641,464)	(27,162,373)	(8,502,393)	(32,499,671)	(13,699,389)
Add Covered Fiscal Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	79,203,758	23,876,440	13,818,944	4,752,995	50,250,843	14,233,210
Add Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	37,677,968	8,192,280	(93,430,410)	(13,218,842)	50,032,083	3,032,311
Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	3,174,155	1,315,936	—	—	—	—
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years which Vested In Covered Fiscal Year	2,824,905	1,181,080	(20,107,944)	(2,725,806)	834,161	159,605
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years which were Forfeited in Covered Fiscal Year	—	—	—	—	—	(4,834,605)
Compensation Actually Paid	127,736,069	36,600,586	(95,281,472)	(8,498,241)	104,746,141	14,597,781
(4)    Pursuant to SEC disclosure rules, the Total Shareholder Return (“TSR”) comparison assumes $100 was invested on November 27, 2020, valued again on each fiscal year ended 2021, 2022 and 2023.
(5)    The Peer Group TSR consists of the companies included in the S&P 500 Software & Services Index.
(6)    Represents net income as reported in our audited consolidated financial statements.
(7)     We have identified revenue as the most important financial performance measure used by us to link compensation actually paid to our PEO and Non-PEO NEOs, for the most recently completed fiscal year, to our performance, as this measure is used to determine executive compensation, including as a key metric that determined funding under our 2023 Executive Annual Incentive Plan.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Narayen served as PEO for fiscal years 2023, 2022 and 2021. The Non-PEO NEOs for the applicable fiscal years were:
•2023: Messrs. Durn, Chakravarthy, Wadhwani and Belsky.
•2022: Messrs. Durn, Chakravarthy, Wadhwani and Belsky.
•2021: Messrs. Durn, Chakravarthy, Wadhwani, Murphy and Parasnis.

Peer Group Issuers, Footnote	The Peer Group TSR consists of the companies included in the S&P 500 Software & Services Index.
PEO Total Compensation Amount	$ 44,932,578	$ 31,600,311	$ 36,128,725
PEO Actually Paid Compensation Amount	$ 127,736,069	(95,281,472)	104,746,141
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with SEC disclosure rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our PEO and non-PEO NEOs during the applicable fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated using the same valuation methodologies used to calculate the grant date fair value of awards in accordance with FASB ASC Topic 718 for purposes of the Summary Compensation Table. See the section titled “Summary Compensation Table for Fiscal Years 2023, 2022 and 2021” for additional information. A reconciliation of the adjustments for our PEO compensation and for the average compensation of the non-PEO NEOs is set forth below:

	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	44,932,578	14,676,314	31,600,311	11,195,805	36,128,725	15,706,649
Deduct Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table	(40,077,295)	(12,641,464)	(27,162,373)	(8,502,393)	(32,499,671)	(13,699,389)
Add Covered Fiscal Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	79,203,758	23,876,440	13,818,944	4,752,995	50,250,843	14,233,210
Add Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	37,677,968	8,192,280	(93,430,410)	(13,218,842)	50,032,083	3,032,311
Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	3,174,155	1,315,936	—	—	—	—
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years which Vested In Covered Fiscal Year	2,824,905	1,181,080	(20,107,944)	(2,725,806)	834,161	159,605
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years which were Forfeited in Covered Fiscal Year	—	—	—	—	—	(4,834,605)
Compensation Actually Paid	127,736,069	36,600,586	(95,281,472)	(8,498,241)	104,746,141	14,597,781

Non-PEO NEO Average Total Compensation Amount	$ 14,676,314	11,195,805	15,706,649
Non-PEO NEO Average Compensation Actually Paid Amount	$ 36,600,586	(8,498,241)	14,597,781
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with SEC disclosure rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our PEO and non-PEO NEOs during the applicable fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated using the same valuation methodologies used to calculate the grant date fair value of awards in accordance with FASB ASC Topic 718 for purposes of the Summary Compensation Table. See the section titled “Summary Compensation Table for Fiscal Years 2023, 2022 and 2021” for additional information. A reconciliation of the adjustments for our PEO compensation and for the average compensation of the non-PEO NEOs is set forth below:

	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)	PEO ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	44,932,578	14,676,314	31,600,311	11,195,805	36,128,725	15,706,649
Deduct Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table	(40,077,295)	(12,641,464)	(27,162,373)	(8,502,393)	(32,499,671)	(13,699,389)
Add Covered Fiscal Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	79,203,758	23,876,440	13,818,944	4,752,995	50,250,843	14,233,210
Add Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	37,677,968	8,192,280	(93,430,410)	(13,218,842)	50,032,083	3,032,311
Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	3,174,155	1,315,936	—	—	—	—
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years which Vested In Covered Fiscal Year	2,824,905	1,181,080	(20,107,944)	(2,725,806)	834,161	159,605
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years which were Forfeited in Covered Fiscal Year	—	—	—	—	—	(4,834,605)
Compensation Actually Paid	127,736,069	36,600,586	(95,281,472)	(8,498,241)	104,746,141	14,597,781

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Adobe TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Revenue
Total Shareholder Return Vs Peer Group	Adobe TSR vs. Peer Group TSR
Tabular List, Table
Financial Performance Measures
The following table is an unranked list of the most important financial performance measures used by us to link fiscal year 2023 compensation actually paid to our PEO and Non-PEO NEOs to the Company’s performance:

Most Important Financial Performance Measures
Revenue
Non-GAAP Diluted Earnings Per Share
Relative TSR
Net New Sales

Total Shareholder Return Amount	$ 128.39	71.60	129.24
Peer Group Total Shareholder Return Amount	145.87	103.55	126.30
Net Income (Loss)	$ 5,428,000,000	$ 4,756,000,000	$ 4,822,000,000
Company Selected Measure Amount	19,409,000,000	17,606,000,000	15,785,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Diluted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net New Sales
PEO | Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,077,295)	$ (27,162,373)	$ (32,499,671)
PEO | Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,203,758	13,818,944	50,250,843
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,677,968	(93,430,410)	50,032,083
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,174,155	0	0
PEO | Change in Fair Value of Stock Awards Granted in Prior Fiscal Years which Vested In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,824,905	(20,107,944)	834,161
PEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years which were Forfeited in Fiscal Yea [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,641,464)	(8,502,393)	(13,699,389)
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,876,440	4,752,995	14,233,210
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,192,280	(13,218,842)	3,032,311
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,315,936	0	0
Non-PEO NEO | Change in Fair Value of Stock Awards Granted in Prior Fiscal Years which Vested In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,181,080	(2,725,806)	159,605
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years which were Forfeited in Fiscal Yea [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (4,834,605)